SUBSEQUENT EVENTS (FY) (Details) - USD ($)	Feb. 27, 2020	Feb. 10, 2020	Sep. 30, 2020	Dec. 31, 2019
Debt Instruments [Abstract]
Long-term debt, gross			$ 12,059,000,000	$ 319,000,000
Term Loan [Member]
Debt Instruments [Abstract]
Revolving credit facility, maximum borrowing capacity		$ 1,750,000,000
Long-term debt, gross			$ 1,750,000,000	0
Interest rate			1.275%
Unsecured Debt [Member] | 1.923% Notes due February 15, 2023 [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 500,000,000	0
Interest rate			1.923%
Unsecured Debt [Member] | 2.242% Notes due February 15, 2025 [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 2,000,000,000	0
Interest rate			2.242%
Unsecured Debt [Member] | 2.493% Notes due February 15, 2027 [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 1,250,000,000	0
Interest rate			2.493%
Unsecured Debt [Member] | 2.722% Notes due February 15, 2030 [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 2,000,000,000	0
Interest rate			2.722%
Unsecured Debt [Member] | 3.377% Notes due April 05, 2040 [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 1,500,000,000	0
Interest rate			3.377%
Unsecured Debt [Member] | 3.577% Notes due April 05, 2050 [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 2,000,000,000	$ 0
Interest rate			3.577%
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instruments [Abstract]
Revolving credit facility, maximum borrowing capacity		2,000,000,000	$ 0
Subsequent Event [Member] | Term Loan [Member]
Debt Instruments [Abstract]
Revolving credit facility, maximum borrowing capacity		$ 1,750,000,000
Debt instrument, credit facility term		3 years
Subsequent Event [Member] | Unsecured Debt [Member]
Debt Instruments [Abstract]
Long-term debt, gross	$ 9,250,000,000
Subsequent Event [Member] | Unsecured Debt [Member] | 1.923% Notes due February 15, 2023 [Member]
Debt Instruments [Abstract]
Long-term debt, gross	$ 500,000,000
Interest rate	1.923%
Maturity date	Feb. 15, 2023
Subsequent Event [Member] | Unsecured Debt [Member] | 2.242% Notes due February 15, 2025 [Member]
Debt Instruments [Abstract]
Long-term debt, gross	$ 2,000,000,000
Interest rate	2.242%
Maturity date	Feb. 15, 2025
Subsequent Event [Member] | Unsecured Debt [Member] | 2.493% Notes due February 15, 2027 [Member]
Debt Instruments [Abstract]
Long-term debt, gross	$ 1,250,000,000
Interest rate	2.493%
Maturity date	Feb. 15, 2027
Subsequent Event [Member] | Unsecured Debt [Member] | 2.722% Notes due February 15, 2030 [Member]
Debt Instruments [Abstract]
Long-term debt, gross	$ 2,000,000,000
Interest rate	2.722%
Maturity date	Feb. 15, 2030
Subsequent Event [Member] | Unsecured Debt [Member] | 3.377% Notes due April 05, 2040 [Member]
Debt Instruments [Abstract]
Long-term debt, gross	$ 1,500,000,000
Interest rate	3.377%
Maturity date	Apr. 05, 2040
Subsequent Event [Member] | Unsecured Debt [Member] | 3.577% Notes due April 05, 2050 [Member]
Debt Instruments [Abstract]
Long-term debt, gross	$ 2,000,000,000
Interest rate	3.577%
Maturity date	Apr. 05, 2050
Subsequent Event [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instruments [Abstract]
Revolving credit facility, maximum borrowing capacity		$ 2,000,000,000
Debt instrument, credit facility term		5 years